Finance income and expenses (Schedule of Financing Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Interest Income:
Interest from Short-term bank deposits | ₪			₪ 99	₪ 845	₪ 357
Interest Income of debentures held for trading | ₪			4,222	4,321	4,603
Other interest | ₪					27
Changes in fair value of financial assets at fair values | ₪			6,115	14,972	(13,697)
Dividends | ₪			750	389	1,498
Income from forward transaction | ₪			162	439
Total financing Income | ₪			₪ 11,348	₪ 20,966	₪ (7,212)
US Dollars [Member]
Interest Income:
Interest from Short-term bank deposits | $		$ 30
Interest Income of debentures held for trading | $		1,314
Other interest | $
Changes in fair value of financial assets at fair values | $		1,904
Dividends | $		233
Income from forward transaction | $		49
Total financing Income | $	[1]	$ 3,530

[1]	Convenience Translation into US Dollars.